Note 5 - Stockholders' Equity - Stock Options Issued Under the 2007 Equity Incentive Plan (Details) - $ / shares		9 Months Ended	12 Months Ended
	Aug. 31, 2016	Sep. 30, 2015	Dec. 31, 2016	Dec. 31, 2015
Options outstanding, ending balance (in shares)			30,065,352
The 2007 Equity Incentive Plan [Member]
Options outstanding, beginning balance (in shares)		8,601,086	10,241,086	8,601,086
Shares available, beginning balance (in shares)		3,398,914	1,758,914	3,398,914
Weighted average price per share, beginning balance (in dollars per share)		$ 0.44	$ 0.44	$ 0.44
Options outstanding, granted (in shares)		300,000	40,000	1,040,000
Shares available, granted (in shares)		(300,000)	(40,000)	(1,040,000)
Exercise price per share, granted (in dollars per share)			$ 0.45
Weighted average price per share, granted (in dollars per share)			$ 0.45	$ 0.35
Options outstanding, plan classification (in shares)				600,000
Shares available, plan classification (in shares)				(600,000)
Weighted average price per share, plan classification (in dollars per share)				$ 0.33
Options outstanding, ending balance (in shares)			9,916,586	10,241,086
Shares available, ending balance (in shares)			1,981,414	1,758,914
Weighted average price per share, ending balance (in dollars per share)			$ 0.46	$ 0.44
Options outstanding, exercised (in shares)			(102,000)
Exercise price per share, exercised (in dollars per share)			$ 0.35
Weighted average price per share, exercised (in dollars per share)			$ 0.35
Options outstanding, cancelled (in shares)	(262,500)		(262,500)
Shares available, cancelled (in shares)	262,500		262,500
Exercise price per share, cancelled (in dollars per share)			$ 0.40
Weighted average price per share, cancelled (in dollars per share)			0.40
The 2007 Equity Incentive Plan [Member] | Minimum [Member]
Exercise price per share, beginning balance (in dollars per share)		$ 0.23	0.22	0.23
Exercise price per share, granted (in dollars per share)				0.30
Exercise price per share, plan classification (in dollars per share)				0.30
Exercise price per share, ending balance (in dollars per share)			0.22	0.22
The 2007 Equity Incentive Plan [Member] | Maximum [Member]
Exercise price per share, beginning balance (in dollars per share)		$ 1.89	1.89	1.89
Exercise price per share, granted (in dollars per share)				0.58
Exercise price per share, plan classification (in dollars per share)				0.60
Exercise price per share, ending balance (in dollars per share)			$ 1.89	$ 1.89